SHARE CAPITAL - Disclosure of share appreciation rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share appreciation rights, outstanding, beginning of period	312,000	694,000
Share appreciation rights, weighted average grant price, beginning of period	$ 3.30	$ 3.99
Share appreciation rights, exercised	0	0
Share appreciation rights, exercised, weighted average grant price	$ 0	$ 0
Share appreciation rights, cancelled	(312,000)	(382,000)
Share appreciation rights, cancelled, weighted average grant price	$ 3.30	$ 4.55
Share appreciation rights, outstanding, end of period	0	312,000
Share appreciation rights, weighted average grant price, end of period	$ 0	$ 3.30
Share appreciation rights, exercisable	0	312,000
Share appreciation rights, exercisable, weighted average grant price	$ 0	$ 3.30